Commitments and Contingencies - Guarantees and Indemnifications (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guarantees and indemnifications
Estimated gross settlement exposure	$ 17,200,000	$ 16,700,000
Cardholders' overdrawn account balances	29,100,000	25,500,000
Cardholders' loss reserve	13,100,000	$ 9,500,000
Recorded a liability for guarantees or indemnities	$ 0
Minimum
Guarantees and indemnifications
Period after collection of cardholders' funds they are received by Issuing Bank	2 days
Maximum
Guarantees and indemnifications
Advance on behalf of cardholders	$ 1,000,000